EQUITY IN NET ASSETS OF NON-CONSOLIDATED INVESTEES - Ownership Percentage (Details)	Dec. 31, 2011	Dec. 31, 2010
Bluewater Gandria NV
Equity method investments:
Participation in equity method investment	50.00%	50.00%
Egyptian Company for Gas Services S.A.E
Equity method investments:
Participation in equity method investment	50.00%	50.00%
Golar Wilhelmsen Management AS
Equity method investments:
Participation in equity method investment	60.00%	60.00%